CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income	$ 1,745	$ 1,270
Other income and gains	(448)	(618)
Distributions (less than) in excess of equity accounted earnings	(309)	746
Fair value changes	70	27
Depreciation and amortization	5,342	4,989
Deferred income taxes	58	(421)
(Purchases of) proceeds from residential inventory	(158)	428
Net change in working capital	(4,210)	(2,716)
Cash flows from (used in) operating activities	2,090	3,705
Financing activities
Corporate borrowings arranged	544	496
Corporate borrowings repaid	(500)	(500)
Commercial paper and borrowings, net	459	634
Non-recourse borrowings arranged	60,321	58,159
Non-recourse borrowings repaid	(45,416)	(45,592)
Non-recourse credit facilities arranged and repaid, net	(718)	716
Deposits from related parties	2,265	924
Deposits provided to related parties	(1,471)	(687)
Capital provided by non-controlling interests	12,147	7,005
Capital repaid to non-controlling interests	(5,491)	(2,154)
Other financing activities, net	(873)	(1,932)
Common shares issued	5	7
Distributions to non-controlling interests	(6,161)	(7,830)
Distributions to common and preferred shareholders	(406)	(358)
Cash flows from (used in) financing activities	14,156	11,889
Acquisitions
Investment properties	(4,625)	(3,231)
Property, plant and equipment	(9,575)	(5,571)
Equity accounted investments	(8,316)	(3,757)
Financial assets and other	(4,635)	(8,538)
Acquisition of subsidiaries, net of cash acquired	(987)	(7,721)
Dispositions
Investment properties	2,355	2,107
Property, plant and equipment	1,789	1,581
Equity accounted investments	479	1,305
Financial assets and other	4,575	5,333
Disposition of subsidiaries, net of cash disposed	2,028	1,161
Restricted cash and deposits	9	98
Cash flows from (used in) investing activities	(16,903)	(17,233)
Cash and cash equivalents
Change in cash and cash equivalents	(657)	(1,639)
Foreign currency revaluation	93	291
Balance, beginning of period	16,242	15,051
Balance, end of period	14,885	13,703
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(793)	0
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	1,138	897
Interest Paid Classified As Supplemental Cash Flow Disclosure	7,780	7,080
Common shares
Financing activities
Common shares repurchased	$ (549)	$ (863)